UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 2012

Check here if Amendment []; Amendment Number: ______
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW FEBRUARY, 2012

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name






FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F
Information Table Entry Total:   66
Form 13F
Information Table Value Total: 442,345 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name




FORM 13F INFORMATION TABLE


NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES / PRN AMT	SHARES/	PUT / CALL
INVESTMENT	OTHER	VOTING

			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE

ADT Corp/The	COM	00101J106	 1,395 	 30,000 	SH		SOLE	01	 30,000
Agrium Inc	COM	008916108	 3,632 	 36,636 	SH		SOLE	01	 36,636
American Campus	COM	024835100	 6,321 	 137,035 	SH		SOLE	01	 137,035
American Tower	COM	03027X100	 10,216  132,215 	SH		SOLE	01	 132,215
AvalonBay Commu	COM	053484101	 19,853  146,419 	SH		SOLE	01	 146,419
B/E Aerospace I	COM	073302101	 3,305 	 66,894 	SH		SOLE	01	 66,894
BMC Software I	COM	055921100	 3,464 	 87,433 	SH		SOLE	01	 87,433
Boeing Co/The	COM	097023105	 1,435 	 19,039 	SH		SOLE	01	 19,039
Boston Properti	COM	101121101	 16,236  153,449 	SH		SOLE	01	 153,449
Capital One Fin	COM	14040H105	 4,235 	 73,112 	SH		SOLE	01	 73,112
Caterpillar Inc	COM	149123101	 4,387 	 48,958 	SH		SOLE	01	 48,958
CBL & Associate	COM	124830100	 6,678 	 314,838 	SH		SOLE	01	 314,838
Check Point Sof	COM	M22465104	 3,266 	 68,558 	SH		SOLE	01	 68,558
Coach Inc	COM	189754104	 1,589 	 28,631 	SH		SOLE	01	 28,631
Coca-Cola SPONSORED ADR	191241108	 2,214 	 14,855 	SH		SOLE	01	 14,855
Cooper Cos Inc	COM	216648402	 3,533 	 38,198 	SH		SOLE	01	 38,198
Coresite Realty	COM	21870Q105	 6,871 	 248,423 	SH		SOLE	01	 248,423
DDR Corp	COM	23317H102	 1,071 	 68,415 	SH		SOLE	01	 68,415
Dick's Sporting	COM	253393102	 1,137 	 25,000 	SH		SOLE	01	 25,000
Digital Realty 	COM	253868103	 10,284  151,473 	SH		SOLE	01	 151,473
Douglas Emmett 	COM	25960P109	 5,157 	 221,336 	SH		SOLE	01	 221,336
DuPont Fabros T	COM	26613Q106	 12,801  529,834 	SH		SOLE	01	 529,834
Equity Residen	COM	29476L107	 16,441  290,112 	SH		SOLE	01	 290,112
Essex Property 	COM	297178105	 11,962  81,567		SH		SOLE	01	 81,567
Esterline Techn	COM	297425100	 4,675 	 73,496 	SH		SOLE	01	 73,496
Exxon Mobil Co	COM	30231G102	 1,904 	 22,000 	SH		SOLE	01	 22,000
Facebook Inc	COM	30303M102	 2,524 	 94,819 	SH		SOLE	01	 94,819
FMC Technologie	COM	30249U101	 2,013 	 47,000 	SH		SOLE	01	 47,000
Franklin Resour	COM	354613101	 4,373 	 34,787 	SH		SOLE	01	 34,787
General Electr	COM	369604103	 1,375 	 65,519 	SH		SOLE	01	 65,519
General Growth 	COM	370023103	 11,310  569,752 	SH		SOLE	01	 569,752
General Motors	COM	37045V100	 4,521 	 156,820 	SH		SOLE	01	 156,820
Gilead Sciences	COM	375558103	 1,910 	 52,000 	SH		SOLE	01	 52,000
Goldcorp Inc	COM	380956409	 1,017 	 27,813 	SH		SOLE	01	 27,813
Google Inc	COM	38259P508	 5,001 	 7,070 		SH		SOLE	01	 7,070
HCP Inc		COM	40414L109	 20,273  448,916 	SH		SOLE	01	 448,916
Health Care REI	COM	42217K106	 9,252 	 150,961 	SH		SOLE	01	 150,961
Home Properties	COM	437306103	 3,382 	 55,165 	SH		SOLE	01	 55,165
Host Hotels & 	COM	44107P104	 8,958 	 571,684 	SH		SOLE	01	 571,684
Intuit Inc	COM	461202103	 4,469 	 75,144 	SH		SOLE	01	 75,144
Intuitive Surgi	COM	46120E602	 3,446 	 7,028 		SH		SOLE	01	 7,028
Kimberly-Clark 	COM	494368103	 1,553 	 18,396 	SH		SOLE	01	 18,396
Kimco Realty Co	COM	49446R109	 12,913  668,396 	SH		SOLE	01	 668,396
LaSalle Hotel 	COM	517942108	 4,949 	 194,929 	SH		SOLE	01	 194,929
Lowe's Cos Inc	COM	548661107	 4,973 	 140,000 	SH		SOLE	01	 140,000
Macerich Co/The	COM	554382101	 9,691 	 166,228 	SH		SOLE	01	 166,228
MetroPCS Commu	COM	591708102	 1,083 	 108,956 	SH		SOLE	01	 108,956
Noble Energy I	COM	655044105	 1,780 	 17,500 	SH		SOLE	01	 17,500
Occidental Petr	COM	674599105	 2,972 	 38,793 	SH		SOLE	01	 38,793
PetSmart Inc	COM	716768106	 3,967 	 58,053 	SH		SOLE	01	 58,053
Philip Morris 	COM	718172109	 1,851 	 22,135 	SH		SOLE	01	 22,135
Prologis Inc	COM	74340W103	 21,371  585,674 	SH		SOLE	01	 585,674
Ralph Lauren C	COM	751212101	 2,399 	 16,000 	SH		SOLE	01	 16,000
Simon Property 	COM	828806109	 47,639  301,338 	SH		SOLE	01	 301,338
SL Green Realty	COM	78440X101	 8,933 	 116,542 	SH		SOLE	01	 116,542
SPDR Gold Sh GOLD SHS	78463V107	 3,448 	 21,280 	SH		SOLE	01	 21,280
Steven Madden	COM	556269108	 3,546 	 83,879 	SH		SOLE	01	 83,879
Tanger Factory 	COM	875465106	 11,386  332,930 	SH		SOLE	01	 332,930
Taubman Centers	COM	876664103	 16,163  205,326 	SH		SOLE	01	 205,326
Tesla Motors I	COM	88160R101	 2,067 	 61,039 	SH		SOLE	01	 61,039
Titan Machinery COM	88830R101	 1,729 	 70,000 	SH		SOLE	01	 70,000
Tractor Supply	COM	892356106	 2,449 	 27,714 	SH		SOLE	01	 27,714
US Silica Hold	COM	90346E103	 1,995 	 119,250 	SH		SOLE	01	 119,250
Ventas Inc	COM	92276F100	 18,386  284,087 	SH		SOLE	01	 284,087
Wells Fargo & 	COM	949746101	 4,455 	 130,349 	SH		SOLE	01	 130,349
Whiting Petrole	COM	966387102	 2,757 	 63,580 	SH		SOLE	01	 63,580